Annual Total Returns	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
SP Funds S&P Global Technology ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	26.67%	33.05%
SP Funds S&P World (ex-US) ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	26.66%	8.92%
SP Funds 2030 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	11.47%
SP Funds 2040 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	18.58%
SP Funds 2050 Target Date Fund - Institutional Shares
Prospectus [Line Items]
Annual Return [Percent]	17.68%